                        SoGen International Fund, Inc.



                            [GRAPHIC APPEARS HERE]



                          Twenty-Eighth Annual Report

                                March 31, 1998

                         SoGen International Fund, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

  Over the past fifteen years (March 31, 1983 to March 31, 1998) the value of an investment in your Fund increased at a compounded average annual rate of 14.2%. Over the past ten and five years, the rates were 12.2% and 12.9%, re-spectively. Over the past twelve months, the rate was 14.4%.*

  As of March 31, 1998 your Fund's net assets, on an economic basis, were in-vested as follows:

        U.S. stocks/(1)/                        26.3%
        Foreign stocks/(1)/                     34.7
        U.S. dollar bonds                       15.1
        Foreign currency bonds                   4.2
        Gold-related securities                  4.1
        U.S. dollar cash and equivalents/(2)/   15.6
                                               -----
                                               100.0%
                                               =====

--------
/(1)/ Includes convertible bonds with moderate premia.
/(1)/ Includes floating rate securities.

  The ten largest equity holdings were Manpower Inc. (leading U.S. based tempo-rary employment organization with global operations); Buderus AG (German heat-ing products company); Secom Co., Ltd. (Japanese provider of security services and equipment); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Freeport McMoRan Copper & Gold, Inc., Preferred Series "B', "C' and "D' (gold and silver-related securities); Dole Food Company, Inc. (U.S. producer and worldwide marketer of fruit and vegetables); Legrand ADP (French low-voltage electrical fittings manufacturer); Zero Corporation (U.S. manufacturer of pro-tective enclosures for electronics); Bank for International Settlements, U.S. and French Tranches (the central bank's central bank, with some gold assets); and CDL Hotels International Limited (Hong Kong listed hotel chain operating worldwide).

  Between 1979 and 1994, in generally rising financial markets, your Fund de-livered high returns and low risk.

  However, in the past three years, and particularly in 1997, stock markets in the U.S. and in Europe accelerated on the upside, with big stocks doing much better than smaller ones.

  That has not been the best environment for us. First, we have always made room for cash--as a reserve--and for fixed income securities--as a low risk fi-nancial asset. Second, with equities, we have steadily emphasized "value" and focused mostly on the securities of smaller or medium-size companies, both in the U.S. and overseas.

  We see risk today in high valuations in the U.S. and in Europe, in the lever-age associated with "derivatives" (futures and options), in the potential for a brief financial crisis in Japan, in a turn someday in the U.S. dollar's for-tunes, in a possible policy mistake by the Federal Reserve or foreign monetary authorities.

  For almost twenty years, we have been on the side of caution. We expect that circumstances will turn less hostile to our investment approach at some point in the future.

  Separately, I am pleased to announce that John L. DeVita has joined our secu-rities analysis team.

                                          Sincerely yours,

                                          /s/ Jean-Marie Eveillard
                                          Jean-Marie Eveillard
                                          President

May 4, 1998

--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load (see the "Investment Results" section of this report for further information).

                         SoGen International Fund, Inc.

                               INVESTMENT RESULTS

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN SOGEN INTERNATIONAL FUND, INC. AND VARIOUS INDICES

                         SoGen International Fund, Inc.

              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 1998


                          [LINE GRAPH APPEARS HERE]

                   1 Year           5 Years         10 Years
                   ------           -------         --------
                   10.06%           12.06%           11.76%

 Date     SoGen International Fund Inc.    MSCI World Index     JP Morgan Global Government Bond Index       Consumer Price Index
 ----     ----------------------------     ----------------     --------------------------------------       ---------------------
 3/31/88            $9,624                    $10,000                          $10,000                              $10,000
 3/31/89            $10,774                   $11,297                          $10,066                              $10,489
 3/31/90            $12,086                   $11,038                          $10,623                              $11,029
 3/31/91            $12,815                   $11,742                          $12,157                              $11,569
 3/31/92            $14,420                   $11,614                          $13,707                              $11,938
 3/31/93            $16,564                   $13,015                          $15,525                              $12,307
 3/31/94            $19,794                   $14,774                          $16,508                              $12,616
 3/31/95            $20,313                   $16,151                          $18,502                              $12,976
 3/31/96            $24,290                   $19,385                          $19,721                              $13,345
 3/31/97            $26,593                   $21,199                          $20,136                              $13,714
 3/31/98            $30,410                   $27,974                          $21,460                              $13,894

 Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. The MSCI World Index return assume reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in that country's index. Unlike Fund returns, the indices do not reflect any fees or expenses.

                         SoGen International Fund, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Over the past twelve months ended March 31, 1998, U.S. stock markets rose sharply as the economy remained strong and corporate earnings continued to grow while inflation and interest rates remained low. Equity valuations have been high for quite some time: it is difficult to identify undervalued situations in an environment where stocks are expensive. Holdings in U.S. stocks rose to 26% from 22.5% a year ago, primarily reflecting price appreciation.

  European markets, where the Fund has the majority of its foreign stock expo-sure, also posted very strong gains in local currency terms. Local economies generally experienced steady growth, supported by declining interest rates, low inflation as well as a stronger U.S. dollar while substantial progress was achieved towards the establishment of the European economic and monetary union ("EMU"). Ongoing corporate restructurings also helped generate significant earnings growth. As a result, local equity markets rose sharply over the last twelve months, with large capitalization stocks recording exceptionally strong gains. While the Fund owns a few large capitalization stocks, the majority of its investments is concentrated on smaller stocks which lagged the performance of the European stock market indices. In Asia, Japanese equities continued to perform poorly: the Southeast Asian crisis of the past summer set back pros-pects for a near-term economic recovery, while the Japanese financial sector stayed under significant pressure. The Fund selectively added to its Japanese holdings over the past twelve months as stock prices declined. Investments in other Asian countries were limited, as few attractive opportunities were found. Overall, foreign stocks accounted for approximately 35% of net assets of the Fund's net assets compared with 33% a year ago.

  Fixed income securities represented 19% of the Fund's net assets, a slight rise from the prior year due in part to increased investments in U.S. Treasury bonds. Gold-related securities (4% of net assets) declined, reflecting the evo-lution of gold prices during the period. The U.S. dollar appreciated consider-ably against foreign currencies over the past twelve months. The negative im-pact of the rising dollar on the value of the Fund's assets was mitigated by partially hedging the Fund's foreign currency exposure throughout the year. Cash holdings remained high, accounting for 16% of total net assets at the end of the period.

                        SoGen International Fund, Inc.

                             SUMMARY OF FUND DATA

  The table below covers the period from April 28, 1970 (inception of the Fund) to March 31, 1998. The results shown should not be considered as a rep-resentation of the dividend income or capital gain or loss which may be real-ized from an investment made in the Fund today. The amounts shown in the capi-tal gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                  NET ASSET
                                                                                  VALUE OF
                                                                                 INVESTMENT
                                                                                    WITH
                                                                                  DIVIDENDS
                                              NET ASSET   CAPITAL    INVESTMENT      AND
                     NUMBER                     VALUE      GAINS       INCOME   DISTRIBUTIONS
                    OF SHARES    TOTAL NET       PER    DISTRIBUTION DIVIDENDS   REINVESTED
FISCAL YEAR ENDED  OUTSTANDING     ASSETS       SHARE   PER SHARE**  PER SHARE  (CUMULATIVE)*
-----------------  ----------- -------------- --------- ------------ ---------- -------------
April 28, 1970
 (inception)            10,000 $      100,000  $10.00        --           --       $ 10.00
March 31, 1971         487,721      5,935,531   12.17        --           --         12.17
March 31, 1972         715,975     10,504,894   14.67      $0.08       $0.235        15.05
March 31, 1973       1,141,546     14,809,773   12.97       0.40        0.14         13.79
March 31, 1974       1,226,505     13,217,479   10.78       0.20        0.14         11.80
March 31, 1975       1,302,167     13,552,220   10.41       0.19        0.19         11.82
March 31, 1976       1,457,267     16,747,378   11.49        --         0.345        13.47
March 31, 1977       1,542,201     16,574,391   10.75        --         0.375        13.04
March 31, 1978       1,719,756     18,940,375   11.01        --         0.38         13.82
March 31, 1979       1,595,800     19,803,738   12.41        --         0.345        16.04
March 31, 1980       1,294,021     17,258,197   13.34        --         0.375        17.76
March 31, 1981       1,340,785     22,187,719   16.55       1.28        0.73         25.36
March 31, 1982       1,856,726     25,366,017   13.66       2.45(a)     0.96         26.25
March 31, 1983       2,277,925     38,844,958   17.05       0.97(b)     1.155        38.74
March 31, 1984       2,607,881     43,146,584   16.54       1.76(c)     0.85         43.58
March 31, 1985       2,877,896     44,333,767   15.40       2.03(d)     0.76         49.10
March 31, 1986       2,987,678     57,042,647   19.09       1.15(e)     0.63         68.50
March 31, 1987       4,447,873     95,513,216   21.47       2.22(f)     0.60         89.84
March 31, 1988       5,722,925     96,776,399   16.91       3.33(g)     0.84         89.21
March 31, 1989       7,255,176    125,580,646   17.31       0.77(h)     0.80         99.86
March 31, 1990       9,927,865    175,864,164   17.71       1.01(i)     0.71        112.02
March 31, 1991      13,715,146    240,094,213   17.51       0.47(j)     0.71        118.77
March 31, 1992      19,262,647    355,108,081   18.44       0.37(k)     0.84        133.65
March 31, 1993      32,324,936    650,301,743   20.12       0.34(l)     0.64        153.52
March 31, 1994      76,391,671  1,781,407,648   23.32       0.23(m)     0.47        183.45
March 31, 1995      82,820,291  1,921,661,064   23.20       0.56(n)     0.15        188.27
March 31, 1996     116,277,335  3,033,468,150   26.09       0.73(o)     0.81        225.12
March 31, 1997     146,457,199  3,907,807,975   26.68       0.74(p)     1.09        246.47
March 31, 1998     147,175,681  4,035,454,238   27.42       1.47(q)     1.36        281.84

--------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)
** For the years which are alphabetically annotated, the capital gains include net short-term capital gains in the amounts of: (a) $1.47, (b) $0.225, (c) $0.92, (d) $1.20, (e) $0.35, (f) $0.20, (g) $0.57, (h) $0.13, (i) $0.23,
   (j) $0.08, (k) $0.14, (l) $0.07, (m) $0.05, (n) $0.17, (o) $0.11, (p) $0.07
   and (q) $0.15 per share.

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                            COST          VALUE
 OF SHARES                                        (NOTE 1)       (NOTE 1)
 ---------                                        --------       --------
           COMMON AND PREFERRED STOCKS--U.S.
           GOLD RELATED (1.38%)
   700,000 Freeport McMoRan Copper & Gold
            Inc., Preferred Series "C' (d)..   $   24,030,815 $   15,006,250
   565,500 Freeport McMoRan Copper & Gold
            Inc., Preferred Series "B' (d)..       20,602,129     13,395,281
   475,000 Freeport McMoRan Copper & Gold
            Inc., Preferred Series "D' (d)..        9,894,866      9,262,500
   295,000 Newmont Mining Corporation.......       10,713,856      9,015,939
     4,977 Case, Pomeroy & Co., Inc. Class
            "A'.............................        4,884,798      5,076,540
   300,000 Homestake Mining Company.........        5,748,184      3,262,500
   175,000 Amax Gold Inc. (a)...............        1,243,694        535,938
                                               -------------- --------------
                                                   77,118,342     55,554,948
                                               -------------- --------------
           METALS AND MINERALS (0.30%)
   195,000 Reynolds Metals Company..........       10,036,321     11,980,313
                                               -------------- --------------
           ENERGY (2.88%)
 3,650,000 San Juan Basin Royalty Trust (c).       24,747,047     29,656,250
   550,000 Rowan Companies, Inc. (a)........        4,186,651     15,950,000
   285,000 Murphy Oil Corporation...........       12,374,370     14,285,625
   250,000 Burlington Resources Inc.........        9,515,782     11,984,375
   370,000 ENSCO International Incorporated
            (a).............................        3,013,001     10,267,500
   500,000 North European Oil Royalty Trust
            (c).............................        8,062,645      7,781,250
 1,245,000 Kaneb Services, Inc. (a).........        4,318,833      6,847,500
   145,000 Weatherford Enterra, Inc. (a)....        3,423,666      6,153,437
   103,955 Rochester and Pittsburgh Coal
            Company.........................        4,145,068      4,651,986
   104,455 Patina Oil & Gas Corporation
            $1.78 Conv. Pfd.................        2,949,500      2,996,553
   142,500 Halter Marine Group Inc. (a).....        1,659,193      2,262,188
    35,000 Tosco Financing Trust $2.875
            Conv. Pfd. (b)..................        1,905,312      2,152,500
   250,241 The Home-Stake Oil & Gas Company.          825,100      1,251,205
                                               -------------- --------------
                                                   81,126,168    116,240,369
                                               -------------- --------------
           FOREST PRODUCTS (2.18%)
   675,000 Rayonier Inc.....................       22,718,215     30,839,063
   640,000 Greif Bros. Corporation Class
            "A'.............................       11,619,526     24,800,000
   500,000 The Mead Corporation.............       13,639,222     17,906,250
   325,000 Longview Fibre Company...........        5,693,979      5,057,812
   135,000 Deltic Timber Corporation........        2,429,065      4,041,562
   135,000 Georgia-Pacific Corporation,
            Timber Group....................        2,941,672      3,467,812
    54,000 Plum Creek Timber Company, L.P...          213,222      1,782,000
                                               -------------- --------------
                                                   59,254,901     87,894,499
                                               -------------- --------------
           AGRICULTURE (0.13%)
    75,000 Deere & Company..................        1,085,028      4,645,313
       497 J.G. Boswell Company (a).........          573,840        583,975
                                               -------------- --------------
                                                    1,658,868      5,229,288
                                               -------------- --------------
           AUTOMOTIVE (0.44%)
   300,000 Bandag Incorporated, Class "A'...       15,255,998     15,993,750
   200,000 Treadco, Inc.....................        2,913,120      1,600,000
                                               -------------- --------------
                                                   18,169,118     17,593,750
                                               -------------- --------------
           BUILDING MATERIALS (0.35%)
   415,000 Justin Industries................        5,943,125      5,835,937
   200,000 A.P. Green Industries, Inc.......        1,950,187      4,375,000
   135,000 CalMat Co........................        2,553,412      3,729,375
                                               -------------- --------------
                                                   10,446,724     13,940,312
                                               -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                            COST          VALUE
 OF SHARES                                        (NOTE 1)       (NOTE 1)
 ---------                                        --------       --------
           COMMON AND PREFERRED STOCKS--U.S.
            (continued)
           CAPITAL GOODS (1.46%)
   700,000 Blount International, Inc. Class    $   12,734,007 $   20,825,000
            "A'.............................
   445,000 Woodward Governor Company........        8,989,190     12,404,375
   541,500 Kaiser Ventures Inc. (a)(c)......        6,702,995      7,141,031
   175,000 Waste Management, Inc............        4,224,803      5,392,187
   135,000 The Manitowoc Company, Inc.......        1,662,063      5,214,375
   100,000 Tennant Company..................        2,590,569      4,112,500
     4,805 Conbraco Industries, Inc. (a)....        1,568,050      2,609,115
   140,000 MFRI, Inc. (a)...................          781,252      1,190,000
                                               -------------- --------------
                                                   39,252,929     58,888,583
                                               -------------- --------------
           SPECIALTY CHEMICALS (1.24%)
 2,323,500 Lawter International, Inc. (c)...       27,446,796     25,848,937
   825,000 LeaRonal, Inc. (c)...............        8,497,115     24,028,125
                                               -------------- --------------
                                                   35,943,911     49,877,062
                                               -------------- --------------
           TRANSPORTATION (0.89%)
   235,000 Burlington Northern Santa Fe            12,803,986     24,440,000
            Corporation.....................
    35,000 AMR Corporation (a)..............        2,506,903      5,011,563
   115,468 Heartland Express, Inc. (a)......          194,998      3,204,237
    18,000 Florida East Coast Industries,           1,295,742      2,000,250
            Inc.............................
   112,500 Boyd Brothers Transportation,            1,204,375      1,068,750
            Inc. (a)........................
                                               -------------- --------------
                                                   18,006,004     35,724,800
                                               -------------- --------------
           ELECTRONICS (0.96%)
 1,156,500 Zero Corporation (c).............       17,028,318     32,671,125
   355,000 BEI Technologies Inc.............        2,040,486      5,990,625
                                               -------------- --------------
                                                   19,068,804     38,661,750
                                               -------------- --------------
           TECHNOLOGY (1.98%)
   835,000 NCR Corporation (a)..............       24,333,376     27,607,187
   645,000 Wang Laboratories Inc............       13,753,223     19,954,688
   385,000 Broderbund Software, Inc. (a)....        9,377,096      7,026,250
   250,000 Digital Equipment Corporation            5,617,138      6,484,375
            Series "A' 8 7/8% Pfd. .........
   375,000 Aydin Corporation (a)(c).........        4,644,959      4,664,062
   145,000 Symantec Corporation (a).........        1,635,623      3,905,938
   115,000 Evans & Sutherland Computer              3,368,134      3,363,750
            Corporation (a).................
   207,500 American Mobile Satellite                4,925,000      2,956,875
            Corporation (a).................
   150,000 Teltrend, Inc. (a)...............        2,299,891      2,100,000
   114,669 Anacomp, Inc. Warrants expire            1,063,194      1,748,702
            6/03/2001 (a)...................
                                               -------------- --------------
                                                   71,017,634     79,811,827
                                               -------------- --------------
           CONSUMER PRODUCTS (2.66%)
   765,000 Dole Food Company, Inc...........       22,214,912     37,006,875
   605,000 Furniture Brands International,          4,126,282     19,473,438
            Inc. (a)........................
        80 Kohler Co........................        7,902,550     10,800,000
   465,000 Sturm, Ruger & Company, Inc......        6,643,555      9,590,625
   196,647 Allen Organ Company, Class "B'...        6,223,084      7,718,395
   100,000 Polaroid Corporation.............        3,227,536      4,400,000
   115,000 Adolph Coors Company, Class "B'..        2,306,900      4,025,000
   165,000 Jostens, Inc.....................        3,232,860      3,960,000
   300,000 A.T. Cross Company, Class "A'....        4,609,259      3,487,500
   212,000 Baldwin Piano & Organ Company            2,200,125      3,392,000
            (a)(c)..........................

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                            COST          VALUE
 OF SHARES                                        (NOTE 1)       (NOTE 1)
 ---------                                        --------       --------
           COMMON AND PREFERRED STOCKS--U.S.
            (continued)
           CONSUMER PRODUCTS (continued)
   700,000 The Topps Company, Inc. (a)......   $    3,956,401 $    1,793,750
   300,000 Paragon Trade Brands, Inc. (a)...        4,651,195      1,593,750
                                               -------------- --------------
                                                   71,294,659    107,241,333
                                               -------------- --------------
           DISTRIBUTION (2.25%)
   475,000 McDonald's Corporation...........       22,880,541     28,500,000
   285,000 Wal-Mart Stores, Inc.............        6,713,462     14,481,562
   725,000 Hancock Fabrics, Inc.............        7,081,749     11,282,813
   405,000 Woolworth Corporation (a)........        5,969,775     10,125,000
   455,000 Smart & Final Inc................        7,465,921      8,815,625
   165,000 Tricon Global Restaurants, Inc.          4,613,386      4,960,312
            (a).............................
   175,000 LESCO, Inc.......................        2,611,611      3,915,625
    65,000 Stage Stores Inc. (a)............        1,208,059      3,355,625
   143,088 Weyco Group Inc..................        1,457,019      3,147,936
   145,000 Buttrey Food and Drug Stores
            Company (a).....................          989,375      2,156,875
                                               -------------- --------------
                                                   60,990,898     90,741,373
                                               -------------- --------------
           HEALTH CARE (0.59%)
   300,000 Johnson & Johnson, Inc...........        6,080,375     21,993,750
   400,000 BEI Medical Systems Inc. (c).....          681,560      1,650,000
                                               -------------- --------------
                                                    6,761,935     23,643,750
                                               -------------- --------------
           MEDIA (2.33%)
   294,000 Pulitzer Publishing Company Class
            "A'.............................        6,134,903     23,483,250
   376,000 GC Companies, Inc. (a)...........       12,658,700     19,669,500
   750,000 Hollinger International Inc.
            Class "A'.......................        8,751,355     12,468,750
   385,000 Gibson Greetings, Inc. (a).......        7,995,733     10,635,625
   355,000 The Reader's Digest Association,
            Inc. Class "A'..................        9,302,824      9,695,937
   100,000 Plenum Publishing Corporation....        3,409,967      6,525,000
   550,000 United States Satellite
            Broadcasting Company, Inc. Class
            "A' (a).........................        5,602,462      5,053,125
   315,000 Golden Books Family
            Entertainment, Inc. (a).........        4,429,513      3,622,500
    34,924 Mills Music Trust................        1,055,337      1,444,981
     9,861 The McClatchy Company, Class "A'.          229,770        892,458
   300,000 Integrity Incorporated, Class "A'
            (a).............................        1,901,415        506,250
                                               -------------- --------------
                                                   61,471,979     93,997,376
                                               -------------- --------------
           SERVICES (2.13%)
 1,375,000 Manpower Inc.....................       46,845,190     55,515,625
   755,000 UniFirst Corporation (c).........       10,918,846     21,140,000
   385,000 Borg-Warner Security Corporation
            (a).............................        6,448,027      7,579,688
    79,792 KinderCare Learning Centers, Inc.
            (a).............................        1,024,327      1,755,424
                                               -------------- --------------
                                                   65,236,390     85,990,737
                                               -------------- --------------
           FINANCIAL COMPANIES (0.69%)
     3,349 Farmers & Merchants Bank of Long
            Beach...........................        6,404,335      9,745,590
   150,000 Leucadia National Corporation....        4,262,632      5,906,250
   100,000 Riggs National Corporation 10
            3/4% Non-Cum. Pfd., Series "B'..        2,545,000      2,787,500
    75,000 MFB Corp.........................          881,875      2,015,625
   127,500 East Texas Financial Services,
            Inc. (c)........................          959,375      1,912,500
    31,613 Metairie Bank and Trust Company..          558,047      1,145,971
    77,500 Redwood Financial, Inc. (a)(c)...          715,313      1,026,875
    49,000 First Federal Financial Bancorp,
            Inc. (c)........................          534,000        869,750
    28,400 Rowan Bancorp, Inc...............          347,900        653,200
    34,600 The Southern Banc Company, Inc...          426,237        581,713

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                               COST          VALUE
 OF SHARES                                           (NOTE 1)       (NOTE 1)
 ---------                                           --------       --------
           COMMON AND PREFERRED STOCKS--U.S.
            (continued)
           FINANCIAL COMPANIES (continued)
    25,000 Catskill Financial Corporation......   $      262,500 $      443,750
    15,000 MBLA Financial Corporation..........          193,250        414,375
    10,000 Liberty Savings Bank, F.S.B.........          120,000        225,000
                                                  -------------- --------------
                                                      18,210,464     27,728,099
                                                  -------------- --------------
           UTILITIES (0.93%)
   325,000 The Montana Power Company...........        7,098,159     11,720,312
   405,000 CalEnergy Company, Inc. (a).........        8,206,616     11,441,250
   200,000 CalEnergy Capital Trust 6 1/2% Conv.
            Pfd. (b)...........................        9,616,250      9,075,000
    49,000 CalEnergy Capital Trust 6 1/4% Conv.
            Pfd. "TIDES' (b)...................        2,450,000      2,713,375
    65,000 Idaho Power Company.................        1,604,025      2,449,687
                                                  -------------- --------------
                                                      28,975,050     37,399,624
                                                  -------------- --------------
           REAL ESTATE (2.03%)
   590,000 Crescent Real Estate Equities
            Company............................        9,118,757     21,240,000
    59,000 Crescent Operating Income, Inc. (a).           58,410      1,261,125
     8,471 Security Capital Group Incorporated
            "A' (a)............................        6,915,469     12,896,518
   307,885 Security Capital Pacific Trust......        5,254,171      7,408,483
   249,011 Security Capital Atlantic
            Incorporated.......................        4,181,611      5,229,228
   175,000 Security Capital U.S. Realty SICAF..        1,949,581      2,310,000
    50,000 Security Capital Industrial Trust $1
            3/4 Conv. Pfd. Series "B'..........        1,193,710      1,625,000
   535,000 Catellus Development Corporation
            (a)................................        4,187,254      9,930,939
   298,625 Alico, Inc..........................        5,860,122      6,457,766
   411,957 Pacific Retail Trust (b)(e).........        4,625,320      4,943,486
   115,000 St. Joe Corporation.................        2,072,041      3,866,875
   185,000 Price Enterprises, Inc..............        2,600,726      3,538,125
    91,040 Homestead Village Incorporated (a)..        1,431,875      1,376,980
                                                  -------------- --------------
                                                      49,449,047     82,084,525
                                                  -------------- --------------
           COMMON AND PREFERRED STOCKS-NON U.S.
           GOLD RELATED (2.35%)
     3,285 Bank for International Settlements
            (U.S. Tranche).....................       16,996,674     20,455,056
     2,095 Bank for International Settlements
            (French Tranche)...................       10,984,386     11,850,505
    58,500 Fimalac SA..........................        5,492,302      6,911,273
   670,000 Franco-Nevada Mining Corp. Ltd......        9,714,621     15,579,748
   170,000 Euro-Nevada Mining Corp. Ltd........          137,858      2,874,960
   805,000 Pan American Silver Corp. (a).......        2,902,757      7,913,011
 1,025,000 Meridian Gold Inc. (a)..............        3,746,916      3,466,864
   145,000 Placer Dome Inc.....................        2,527,496      1,912,188
   225,000 Cambior Inc.........................        3,174,107      1,529,965
 2,500,000 Normandy Mining Limited.............        3,000,483      2,682,113
 2,725,000 Eltin Limited.......................        6,212,403      2,472,345
   750,000 Newcrest Mining Limited.............        3,347,642      1,196,520
 1,298,450 Kidston Gold Mines Limited (a)......        1,785,275        326,761
   410,000 Driefontein Consolidated Ltd. ADR...        4,041,925      2,613,750
   435,000 Free State Consolidated Gold Mines
            Ltd. ADR...........................        5,588,053      2,011,875
   118,100 Anglo American Platinum Corporation
            Ltd................................        1,841,891      1,815,480
   465,000 Harmony Gold Mining Company Ltd.
            (a)................................        2,299,335      1,593,098
   254,115 JCI Limited (a).....................        1,181,231      1,334,922
 1,742,241 Avgold Limited (a)..................        3,012,727      1,211,091
    95,250 St. Helena Gold Mines Ltd...........          666,203        227,011
   407,250 St. Helena Gold Mines Ltd. ADR......        3,408,636        967,219
   150,000 Gold Fields Limited (a).............          916,809        819,265
   118,650 Gold Fields Limited ADR (a).........        2,685,432        578,419

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

    NUMBER                                          COST          VALUE
   OF SHARES                                      (NOTE 1)       (NOTE 1)
   ---------                                      --------       --------
               COMMON AND PREFERRED STOCKS-
                NON U.S. (continued)
               GOLD RELATED (continued)
        95,548 Western Areas Gold Mining
                Company Limited.............   $      800,686 $      413,693
     1,030,120 Minas de Arcata S.A. (a).....        1,147,893      1,305,346
        56,000 Ashanti Goldfields Company
                Limited GDR.................        1,182,250        521,500
 1,000,000,000 Manila Mining Corporation
                "B'.........................          978,313        343,325
                                               -------------- --------------
                                                   99,774,304     94,927,303
                                               -------------- --------------
               UNITED KINGDOM (1.65%)
     3,784,736 Antofagasta Holdings plc
                (21)........................       17,470,566     20,530,565
    10,225,000 Lonrho plc (21)..............       20,055,584     18,659,935
     3,500,000 McBride plc (12).............        9,802,555     11,954,145
     2,500,000 Royal Doulton plc (12).......        9,718,990      8,266,609
       235,000 Danka Business Systems, plc
                ADR (12)....................        3,884,746      4,318,125
       225,000 Scottish Media Group plc
                (15)........................        1,587,349      2,810,229
                                               -------------- --------------
                                                   62,519,790     66,539,608
                                               -------------- --------------
               GERMANY (3.56%)
       106,500 Buderus AG (7) ..............       46,676,662     48,250,562
       500,000 Bayer AG (8).................        9,868,152     22,774,635
        24,250 Axel Springer Verlag AG (15).       12,572,612     20,870,660
       225,000 Hornbach Holding AG Pfd.
                (13)........................       16,669,428     17,415,898
       125,000 Bertelsmann AG D.R.C. (15)...       15,556,792     14,953,043
        23,250 Sudzucker AG Pfd. (12).......        9,832,941     11,716,555
       215,000 IVG Holding AG (19)..........        7,037,544      6,295,976
        20,000 Signalbau Huber AG Pfd. (9)..        2,803,944      1,396,520
                                               -------------- --------------
                                                  121,018,075    143,673,849
                                               -------------- --------------
               FRANCE (6.28%)
       215,000 Legrand ADP (7)..............       16,123,624     36,067,879
        55,500 Eurafrance (20)..............       22,782,041     27,528,000
        48,500 Compagnie Generale
                d'Industrie et de
                Participation (20)..........       13,637,044     22,182,626
        61,500 Promodes C.I. (13)...........        3,068,656     21,856,727
       125,000 Compagnie Generale des Eaux
                (18)........................       13,683,113     20,323,232
       150,000 Elf Aquitaine (2)............       11,129,010     19,684,848
        51,500 Sagem ADP (10)...............       14,910,536     16,771,313
       155,000 Emin Leydier (c)(3)..........        7,930,176     10,546,262
       250,000 Eramet (1)...................       15,080,172     10,052,525
        17,803 Societe Sucriere de
                Pithiviers-le-Vieil (4).....        5,910,020      9,034,573
        66,500 NSC Groupe (c)(7)............       12,033,921      8,812,929
       125,000 Gaumont SA (15)..............        6,502,574      8,454,545
        10,750 Taittinger (12)..............        3,870,791      6,827,879
        16,110 Taittinger C.I. (12).........        4,053,114      5,975,345
        71,342 La Brosse et Dupont (c)(12)..        3,799,228      5,937,960
        95,000 C.G.D.E. Michelin "B' (5)....        4,323,388      5,679,273
        75,000 Crometal (7).................        5,059,728      5,213,333
        41,788 Sabeton SA (c)(20)...........        5,791,836      5,065,212
        39,048 Conflandey (1)...............        1,873,429      2,082,560
        10,479 Robertet SA (12).............          781,686      1,337,925
         5,112 Robertet SA C.I. (12)........          527,638      1,040,163
         7,500 Societe Francaise des Papiers
                Peints (12).................        1,113,969      1,181,818
        10,000 Marie Brizard et Roger
                International, SA (12)......        2,187,987        964,848
        36,500 C.E.E. (Continentale
                d'Equipements Electriques)
                (a)(c)(7)...................        4,590,041        519,111
        24,113 Precia SA (7)................        1,161,860        424,779
                                               -------------- --------------
                                                  181,925,582    253,565,665
                                               -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                            COST          VALUE
 OF SHARES                                        (NOTE 1)       (NOTE 1)
 ---------                                        --------       --------
           COMMON AND PREFERRED STOCKS-NON
            U.S. (continued)
           BELGIUM (0.34%)
    55,000 Deceuninck Plastics Industries SA
            (6).............................   $    6,197,738 $   13,827,763
                                               -------------- --------------
           AUSTRIA (0.35%)
   100,000 VAE AG (c)(9)....................        9,226,215      9,678,784
   100,000 Flughafen Wien AG (9)............        4,313,028      4,519,331
                                               -------------- --------------
                                                   13,539,243     14,198,115
                                               -------------- --------------
           SWITZERLAND (3.43%)
    75,000 Sika Finanz AG Bearer (6)........       19,041,192     29,951,723
    41,250 Kuhne & Nagel International AG
            Bearer (9)......................       25,085,786     29,939,407
    69,450 Societe Generale d'Affichage
            D.R.C. (15).....................       24,453,099     26,229,925
    11,050 Nestle SA Registered (12)........       14,355,882     21,142,665
    35,000 Edipresse SA Bearer (15).........        9,217,185     12,345,233
     3,500 Lindt & Sprungli AG PC (12)......        3,143,266      6,988,735
    25,000 SAirgroup D.R.C. (a)(9)..........        1,921,034      6,929,620
    18,425 Vetropack Holding AG Bearer (12).        4,090,849      3,437,026
    30,800 Pelikan Holding AG Bearer
            (a)(12).........................        2,922,214      1,638,675
                                               -------------- --------------
                                                  104,230,507    138,603,009
                                               -------------- --------------
           NETHERLANDS (1.02%)
   305,000 Philips Electronics NV ADR (10)..        9,696,459     22,398,438
   300,000 Apothekers Cooperatie OPG U.A.
            (14)............................        7,402,844      9,292,832
   275,000 Holdingmaatschappij de Telegraaf,
            NV (15).........................        2,087,913      5,837,435
   275,000 European City Estates (c)(19)....        4,389,794      3,552,647
                                               -------------- --------------
                                                   23,577,010     41,081,352
                                               -------------- --------------
           NORWAY (0.35%)
   800,000 Schibsted ASA (15)...............        9,765,079     14,168,022
                                               -------------- --------------
           DENMARK (0.33%)
   175,000 Carlsberg International A/S, "B'
            (12)............................        8,992,187     11,440,568
    18,000 Kobenhavns Lufthavne A/S (9).....          794,222      2,070,023
                                               -------------- --------------
                                                    9,786,409     13,510,591
                                               -------------- --------------
           SWEDEN (1.38%)
   615,000 AssiDoman AB (3).................       13,806,400     16,742,008
   265,000 Investor AB "B' (20).............       10,784,088     14,196,429
   400,000 Tidnings AB Marieberg (20).......       10,097,599     12,137,862
   535,000 IRO AB (7).......................        5,641,561      8,016,983
   500,000 Gorthon Lines AB "B' (9).........        2,602,502      2,997,003
   450,000 Bylock & Nordsjofrakt AB "B' (9).        1,908,642      1,781,344
                                               -------------- --------------
                                                   44,840,792     55,871,629
                                               -------------- --------------
           FINLAND (0.29%)
   135,000 Vaisala Oy A (11)................        4,785,255     11,674,036
                                               -------------- --------------
           SPAIN AND PORTUGAL (0.34%)
    60,000 Corporacion Financiera Alba SA
            (20)............................        4,212,472      8,157,643
   165,000 Espirito Santo Financial Group SA
            ADR (17)........................        1,993,036      4,320,938
    65,000 Companhia de Celulose do Caima
            (3).............................        1,182,050      1,099,366
                                               -------------- --------------
                                                    7,387,558     13,577,947
                                               -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   NUMBER                                           COST          VALUE
  OF SHARES                                       (NOTE 1)       (NOTE 1)
  ---------                                       --------       --------
             COMMON AND PREFERRED STOCKS-NON
              U.S. (continued)
             ITALY (1.08%)
  26,250,000 Montedison SpA Non Convertible
              Savings Shares (21)...........   $   14,054,255 $   27,100,494
   1,050,000 Arnoldo Mondadori Editore SpA
              (15)..........................        7,712,341     12,108,731
     175,000 Istituto Finanziario
              Industriale SpA Privileged
              Shares (20)...................        1,319,216      4,391,818
                                               -------------- --------------
                                                   23,085,812     43,601,043
                                               -------------- --------------
             GREECE (0.20%)
      80,680 Titan Cement Co. (6)...........        1,189,703      5,897,011
      16,620 Titan Cement Co. Pfd. (6)......          200,500        910,044
     343,930 H. Benrubi & Fils SA (12)......        2,021,286        860,901
     141,160 H. Benrubi & Fils SA Pfd. (12).          672,670        309,174
                                               -------------- --------------
                                                    4,084,159      7,977,130
                                               -------------- --------------
             TURKEY (0.09%)
 185,079,100 Medya Holding Group (15).......        7,796,583      1,979,334
 165,000,000 Sabah Yayincilik A.S. (15).....        2,709,529      1,832,466
                                               -------------- --------------
                                                   10,506,112      3,811,800
                                               -------------- --------------
             ISRAEL (0.14%)
   1,000,000 The Israel Land Development
              Company Ltd. (a)(21)..........        4,204,770      5,697,610
                                               -------------- --------------
             SOUTH AFRICA (0.08%)
     200,000 Omni Media Corporation (15)....        1,248,839      3,114,201
                                               -------------- --------------
             COMMONWEALTH OF INDEPENDENT
              STATES (0.08%)
     556,624 Firebird Fund, L.P.
              (a)(b)(e)(22).................        1,000,000      3,347,537
                                               -------------- --------------
             INDIA AND PAKISTAN (0.02%)
     200,000 The Pakistan Investment Fund,
              Inc. (22).....................        1,100,170        887,500
                                               -------------- --------------
             SINGAPORE AND MALAYSIA (0.39%)
   3,050,000 Times Publishing Limited (15)..        7,200,444      6,082,998
   1,000,000 Rothmans Industries Ltd. (12)..        3,921,782      4,459,585
   3,000,000 Delgro Corporation Ltd. (20)...        8,348,932      3,586,250
     650,000 Clipsal Industries Ltd. (6)....        1,600,089        975,000
   1,285,500 Singapore Bus Services Limited
              (9)...........................        1,202,431        632,996
                                               -------------- --------------
                                                   22,273,678     15,736,829
                                               -------------- --------------
             HONG KONG (1.14%)
  84,262,910 CDL Hotels International
              Limited (19)..................       33,524,992     31,264,066
  20,050,000 Shaw Brothers (Hong Kong)
              Limited (15)..................       23,739,247     13,196,407
   2,500,000 South China Morning Post
              Holdings Corp. (15)...........        1,115,956      1,677,701
                                               -------------- --------------
                                                   58,380,195     46,138,174
                                               -------------- --------------
             SOUTH KOREA (0.16%)
     563,229 LG Electronics Inc. Pfd. (10)..        7,797,536      2,297,649
     185,000 LG Industrial Systems (7)......        5,524,845        935,018
     106,000 Samsung Electronics Co. Ltd.
              Pfd. (10).....................        8,431,577      1,469,458
      72,500 Young Chang Akki Co. (12)......        3,641,775        685,740
     125,680 Cheil Jedang Corporation Pfd.
              (21)..........................        3,018,397        509,979
     106,315 Korean Air Lines Pfd. (a)(9)...        1,148,206        345,428
     100,000 Choong Nam Spinning (a)(12)....        1,747,203        195,307
      94,374 Ssangyong Cement Industries
              Pfd. (6)......................        1,649,368        126,059
         124 SK Telecom Co., Ltd. (16)......           41,297         48,101
                                               -------------- --------------
                                                   33,000,204      6,612,739
                                               -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   NUMBER                                            COST          VALUE
 OF SHARES                                         (NOTE 1)      (NOTE 1)
 ---------                                         --------      --------
            COMMON AND PREFERRED STOCKS--NON
             U.S. (continued)
            JAPAN (7.21%)
    735,000 Secom Co., Ltd. (16).............   $   44,624,608 $  44,980,289
  1,175,000 Fuji Photo Film Co., Ltd. (12)...       29,580,779    43,761,967
  2,500,000 The Tokio Marine & Fire Insurance
             Co., Ltd. (17)..................       27,505,263    27,970,715
    435,000 Ito-Yokado Co., Ltd. (13)........       21,524,326    23,583,255
    875,000 Shimano Inc. (12)................       17,344,870    18,528,252
    150,000 Toho Co., Ltd. (15)..............       20,465,115    16,106,627
  2,850,000 The Nichido Fire & Marine
             Insurance Co., Ltd. (17)........       18,746,868    15,408,297
  3,705,000 The Dai-Tokyo Fire & Marine
             Insurance Co., Ltd. (17)........       22,167,355    14,577,961
  1,025,000 Shiseido Company, Ltd. (12)......       12,164,951    11,775,859
  2,115,000 Nisshinbo Industries, Inc. (12)..       18,209,247    10,656,392
  1,450,000 Hitachi, Ltd. (11)...............       11,697,730    10,561,292
  2,595,000 Hanshin Electric Railway Co.,
             Ltd. (9)........................       10,837,760     7,950,141
  1,725,000 Aida Engineering, Ltd. (7).......       11,984,867     7,059,320
    445,400 Chofu Seisakusho Co., Ltd. (12)..        8,650,020     5,752,491
  1,225,000 The Koa Fire & Marine Insurance
             Co., Ltd. (17)..................        7,394,141     5,224,704
  2,725,000 Iino Kaiun Kaisha, Ltd. (a)(9)...       11,592,132     5,217,759
  1,350,000 Okumura Corporation (7)..........        6,798,500     5,088,793
  1,175,000 Nittetsu Mining Co., Ltd. (1)....       10,271,336     4,764,408
  1,425,000 The Dowa Fire & Marine Insurance
             Co., Ltd. (17)..................        7,214,341     4,590,389
    155,000 Asatsu Inc. (15).................        6,010,393     2,723,484
    285,000 Shoei Co., Ltd. (20).............        2,428,733     1,840,436
    135,000 Tsutsumi Jewelry Co., Ltd. (13)..        6,760,560     1,692,885
    150,000 Japan Airport Terminal Co., Ltd.
             (9).............................        1,831,378       991,177
                                                -------------- -------------
                                                   335,805,273   290,806,893
                                                -------------- -------------
            AUSTRALIA AND NEW ZEALAND (1.25%)
 11,833,199 Carter Holt Harvey Limited (3)...       21,588,998    16,158,701
  2,500,000 Independent Press Communications
             Limited 5% Conv. Pfd. (15)......       13,843,912    12,646,444
  7,630,773 Spotless Services Limited (16)...        3,925,958     6,367,384
 12,748,416 Shortland Properties Limited
             (19)............................        5,349,478     5,638,369
  9,250,000 Tasman Agriculture Limited
             (c)(4)..........................        5,874,877     4,346,783
  9,500,000 Evergreen Forests Limited
             (a)(c)(3).......................        3,619,835     2,205,872
  3,852,700 Wrightson Limited (4)............        3,965,324     1,256,679
  1,000,000 The Colonial Motor Company
             Limited (13)....................          899,859       829,275
    740,000 Damba Holdings Limited
             (a)(c)(13)......................          400,559       450,020
  2,605,100 Apple Fields Limited (a)(c)(4)...        2,176,246       432,069
                                                -------------- -------------
                                                    61,645,046    50,331,596
                                                -------------- -------------
            CANADA (1.48%)
  1,000,000 Canadian Pacific Limited (21)....       17,641,860    29,500,000
  1,000,000 Noranda, Inc. (21)...............       19,207,138    19,800,585
    165,000 Canadian National Railway Company
             (9).............................        4,477,820    10,560,000
                                                -------------- -------------
                                                    41,326,818    59,860,585
                                                -------------- -------------
            MEXICO (0.54%)
  5,275,000 Industrias Penoles, S.A. de C.V.
             (1).............................       16,174,134    22,001,085
                                                -------------- -------------
            ARGENTINA (0.26%)
  1,850,000 Siderca S.A.I.C. (2).............        1,375,056     4,940,192
  5,843,427 Ledesma S.A.A.I. (4).............        6,965,782     5,435,148
                                                -------------- -------------
                                                     8,340,838    10,375,340
                                                -------------- -------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   NUMBER                                              COST          VALUE
  OF SHARES                                          (NOTE 1)       (NOTE 1)
  ---------                                          --------       --------
             COMMON AND PREFERRED STOCKS--NON
              U.S. (continued)
             MISCELLANEOUS (0.47%)
     325,000 Banco Latinoamericano de
              Exportaciones S.A., Class "E'
              (Bladex) (17)....................   $   12,580,013 $   12,228,125
     405,000 Minorco ADR (1)...................        6,673,995      6,676,172
                                                  -------------- --------------
                                                      19,254,008     18,904,297
                                                  -------------- --------------
             TOTAL COMMON AND PREFERRED STOCKS.    2,134,267,544  2,584,647,566
                                                  -------------- --------------
  PRINCIPAL
   AMOUNT
  ---------
             BONDS, NOTES AND CONVERTIBLE BONDS
             U.S. DOLLAR CONVERTIBLE BONDS
              (2.93%)
 $ 1,000,000 NovaCare, Inc. 5 1/2% due
              1/15/2000 (14)...................          940,094        968,750
   5,320,000 Gold Mines of Kalgoorlie 7 1/2%
              due 2/28/2000 (1)................        4,861,313      5,519,500
   3,250,000 Chiron Corporation 1.9% due
              11/17/2000 (b)(14)...............        2,817,268      3,091,562
   3,500,000 Apple Computer, Inc. 6% due
              6/01/2001 (b)(11)................        3,439,034      3,972,500
   1,500,000 Medya International Ltd. 10% due
              6/28/2001 (e)(15)................        1,337,139      1,162,500
   1,500,000 Yangming Marine Transport
              Corporation 2% due 9/22/2001 (9).        1,737,000      1,725,000
   2,500,000 International Container Terminal
              Services, Inc. 5% due 9/15/2001
              (e)(9)...........................        2,210,408      1,903,125
   6,000,000 International Container Terminal
              Services, Inc. 1 3/4% due
              3/13/2004 (9)....................        5,139,787      5,130,000
   1,610,000 Roy F. Weston, Inc. 7% due
              4/15/2002 (7)....................        1,449,191      1,481,200
   3,750,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(f)(1)..............        4,018,424        243,750
   2,300,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(b)(f)(1)...........        2,021,340        149,500
   8,960,000 Cetus Corp. 5 1/4% due 5/21/2002
              (14).............................        8,718,437      8,892,800
   3,665,000 Coeur d'Alene Mines Corporation 6%
              due 6/10/2002 (1)................        3,318,731      2,950,325
   6,810,000 Coeur d'Alene Mines Corporation 6
              3/8% due 1/31/2004 (b)(1)........        6,773,471      6,094,950
   1,200,000 CML Group Inc. 5 1/2% due
              1/15/2003 (b)(13)................          978,598        600,000
   1,050,000 CML Group Inc. 5 1/2% due
              1/15/2003 (13)...................          864,142        525,000
   1,500,000 Ashanti Goldfields Company Limited
              5 1/2% due 3/15/2003 (b)(1)......        1,256,952      1,140,000
   4,550,000 Sincere Navigation Corporation 3
              3/4% due 5/26/2003 (9)...........        4,772,000      5,494,125
   6,500,000 Nine West Group 5 1/2% due
              7/15/2003 (b)(13)................        5,632,660      5,167,500
   3,500,000 IRSA Inversiones y
              Representaciones S.A. 4 1/2% due
              8/02/2003 (b)(19)................        3,572,008      3,867,500
   2,550,000 IRSA Inversiones y
              Representaciones S.A. 4 1/2% due
              8/02/2003 (19)...................        2,696,054      2,817,750
   1,000,000 Agnico Eagle Mines Limited 3 1/2%
              due 1/27/2004 (1)................          814,860        591,250
     900,000 Halter Marine Group Inc. 4 1/2%
              due 9/15/2004 (7)................          768,034        808,875
   3,920,000 Battle Mountain Gold Company 6%
              due 1/04/2005 (1)................        3,030,660      2,998,800
  12,941,000 Scandinavian Broadcasting System
              SA 7 1/4% due 8/01/2005 (15).....       12,649,420     15,270,380
   1,200,000 Builders Transport, Inc. 8% due
              8/15/2005 (a)(f)(9)..............          874,668        300,000
  11,735,000 P.T. Inti Indorayon Utama 7% due
              5/02/2006 (3)....................        9,503,983      4,459,300
  11,500,000 Cheil Jedang Corporation 3% due
              12/31/2006 (21)..................       13,921,428     12,937,500
   2,350,000 Samsung Electronics Co. Ltd. 0%
              due 12/31/2007 (a)(10)...........        1,788,588      2,009,250
     145,000 Samsung Electronics Co. Ltd. 0%
              due 12/31/2007 (a)(b)(10)........          124,747        123,975
   1,500,000 LG Electronics Inc. 1/4% due
              12/31/2007 (10)..................        1,044,839      1,147,500
   4,590,000 Evans & Sutherland Computer
              Corporation 6% due 3/01/2012
              (11).............................        3,619,542      4,704,750
  11,824,000 Air & Water Technologies Corp. 8%
              due 5/15/2015 (7)................       10,005,499      9,828,700
                                                  -------------- --------------
                                                     126,700,319    118,077,617
                                                  -------------- --------------
             U.S. DOLLAR BONDS AND NOTES
              (6.64%)
   4,500,000 IRSA Inversiones y
              Representaciones S.A. 8 7/8% due
              3/03/1999 (19)...................        4,393,466      4,534,038
   4,800,000 P.T. Pabrik Kertas Tjiwi-Kimia 13
              1/4% due 8/01/2001 (3)...........        4,932,750      4,392,000
   3,300,000 Tubos de Acero de Mexico, S.A. 10
              1/2% due 3/10/1999 (e)(2)........        3,280,629      3,374,250
   1,500,000 Tubos de Acero de Mexico, S.A. 13
              3/4% due 12/08/1999 (2)..........        1,415,950      1,632,960
   3,800,000 Cemex SA 10% due 11/05/1999 (6)...        3,736,350      3,947,250
   5,500,000 Wells Fargo & Co. FRN due
              4/28/2000 (5.8125% @ 3/31/1998)
              (17).............................        5,411,397      5,472,500
   2,000,000 Den Danske Bank FRN due 6/30/2000
              (6% @ 3/31/1998) (17)............        1,989,585      1,990,000
   1,750,000 P.T. Inti Indorayon Utama 9 1/8%
              due 10/15/2000 (3)...............        1,601,026      1,443,750

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  PRINCIPAL                                         COST          VALUE
   AMOUNT                                         (NOTE 1)       (NOTE 1)
  ---------                                       --------       --------
             BONDS, NOTES AND CONVERTIBLE
              BONDS (continued)
             U.S. DOLLAR BONDS AND NOTES
              (continued)
 $ 1,000,000 Republic New York Corporation 9
              3/4% due 12/01/2000 (17)......   $    1,000,000 $    1,091,488
   5,550,000 USAir Group, Inc. 9 5/8% due
              2/02/2001 (9).................        4,696,080      5,865,018
   6,600,000 USAir Group, Inc. 10% due
              7/01/2003 (9).................        5,152,215      6,980,840
   1,977,000 Republic Engineered Steels,
              Inc. 9 7/8% due 12/15/2001
              (1)...........................        1,868,898      2,009,126
   4,000,000 Florsheim Group Inc. 12 3/4%
              due 9/01/2002 (13)............        3,680,656      4,360,000
   5,825,000 Golden Books Family
              Entertainment, Inc. 7.65% due
              9/15/2002 (15)................        4,967,391      5,786,037
   6,310,000 The Pacific Lumber Company 10
              1/2% due 3/01/2003 (3)........        6,061,227      6,530,850
   5,392,000 Pamida Holdings Corp. 11 3/4%
              due 3/15/2003 (13)............        4,853,162      5,594,200
   4,100,000 Outlet Broadcasting, Inc. 10
              7/8% due 7/15/2003 (15).......        4,155,308      4,309,932
   5,500,000 The Southland Corporation 5%
              due 12/15/2003 (13)...........        4,185,320      4,819,375
   4,589,000 The Southland Corporation 4%
              due 6/15/2004 (13)............        3,078,794      3,694,145
   1,500,000 Vital Forsikring FRN due
              12/22/2003 (6.9375% @
              3/31/1998) (17)...............        1,495,907      1,509,000
   2,000,000 CalEnergy Company, Inc. 10 1/4%
              due 1/15/2004 (18)............        1,595,572      2,157,500
   8,716,000 World Com Inc. 9 3/8% due
              1/15/2004 (11)................        5,929,361      9,238,960
   3,000,000 Anacomp, Inc. 10 7/8% due
              4/01/2004 (11)................        3,000,924      3,187,500
  12,000,000 Riverwood International
              Corporation 10 1/4% due
              4/01/2006 (3).................       11,937,800     12,510,000
  18,000,000 Riverwood International
              Corporation 10 7/8% due
              4/01/2008 (3).................       17,852,123     18,180,000
   3,500,000 Ministry of Finance Russia 10%
              due 6/26/2007 (23)............        3,184,580      3,349,062
   1,000,000 Imperial Holly Corporation 9
              3/4% due 12/15/2007 (4).......        1,000,000      1,033,750
  10,500,000 Grupo Televisa 13 1/4% due
              5/15/2008 (0% @ 3/31/1998)
              (a)(15).......................        7,246,795      8,203,125
  17,052,500 Republic of Argentina FRN due
              3/31/2005 (6 5/8% @ 3/31/1998)
              (23)..........................       13,377,923     15,741,589
   9,000,000 Republic of Argentina Par 5
              1/2% due 3/31/2023 (23).......        4,468,771      6,896,250
   6,000,000 Republic of Argentina Disc. FRB
              due 3/31/2023 (6 7/8% @
              3/31/1998) (23)...............        3,798,160      5,201,250
   9,500,000 Federal Republic of Brazil DCB
              FRN due 4/15/2012
              (6 3/4% @ 3/31/1998) (23).....        7,251,042      7,635,625
  34,777,933 Federal Republic of Brazil "C'
              8% due 4/15/2014 (23).........       17,901,785     29,235,200
   5,000,000 Federal Republic of Brazil Par
              ZL 5% due 4/15/2024 (23)......        2,327,655      3,768,750
  10,500,000 Federal Republic of Brazil
              Disc. ZL FRN due 4/15/2024
              (6.6875% @ 3/31/1998) (23)....        6,533,296      8,964,375
   2,500,000 Republic of Poland PDI 4% due
              10/27/2014 (23)...............        1,727,678      2,245,313
   3,500,000 Republic of Poland Disc. FRN
              due 10/27/2024 (6.6875% @
              3/31/1998) (23)...............        2,572,320      3,434,375
   7,000,000 United Mexican States Disc. FRN
              "A' due 12/31/2019
              (6.6925% @ 3/31/1998) (23)....        5,919,005      6,597,500
   3,500,000 United Mexican States Disc. FRN
              "B' due 12/31/2019
              (6.6172% @ 3/31/1998) (23)....        2,953,958      3,298,750
   5,000,000 Republic of Bulgaria Disc. FRN
              "A' due 7/28/2024
              (6.5625% @ 3/31/1998) (23)....        2,690,555      4,115,625
  10,000,000 Republic of Ecuador Par 3 1/2%
              due 2/28/2025 (23)............        3,940,198      5,487,500
   5,500,000 Bergen Bank Floating Rate
              Perpetual Notes (5.8125% @
              3/31/1998) (17)...............        3,888,750      4,571,875
   3,500,000 Den Norske Bank Floating Rate
              Perpetual Notes
              (5.9625% @ 3/31/1998) (17)....        2,610,000      2,870,000
   3,170,000 Den Norske Bank Floating Rate
              Perpetual Notes
              (5.9375% @ 3/31/1998) (17)....        2,059,625      2,631,100
  13,600,000 Christiania Bank Floating Rate
              Perpetual Notes (6.0625% @
              3/31/1998) (17)...............        9,590,750     11,594,000
   5,000,000 Goldman Sachs Group L.P. Cocoa
              Indexed Note 5.65%
              due 8/07/1998 (d)(17).........        5,000,000      4,914,100
       5,200 Posgold Finance Ltd. 2.65% Gold
              Denominated Note
              due 7/15/2004 (b)(d)(e)(1)....        2,028,988      1,586,156
                                               -------------- --------------
                                                  224,343,725    267,985,989
                                               -------------- --------------
             U.S. TREASURY NOTES (7.03%)
   5,000,000 U.S. Treasury Note 5 1/8% due
              11/30/1998 (23)...............        4,914,952      4,987,505
  20,000,000 U.S. Treasury Note 7 3/4% due
              11/30/1999 (23)...............       19,996,907     20,675,020
  30,000,000 U.S. Treasury Note 5 1/2% due
              12/31/2000 (23)...............       29,456,965     29,896,890
  25,000,000 U.S. Treasury Note 6 1/8% due
              12/31/2001 (23)...............       24,734,834     25,367,200
  25,000,000 U.S. Treasury Note 6 1/4% due
              2/15/2003 (23)................       24,620,457     25,609,400

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

    PRINCIPAL                                       COST          VALUE
      AMOUNT                                      (NOTE 1)       (NOTE 1)
    ---------                                     --------       --------
                  BONDS, NOTES AND
                   CONVERTIBLE BONDS
                   (continued)
                  U.S. TREASURY NOTES
                   (continued)
     $ 25,000,000 U.S. Treasury Note 5 7/8%
                   due 2/15/2004 (23).......   $   24,003,827 $   25,257,825
       30,000,000 U.S. Treasury Note 7 1/2%
                   due 2/15/2005 (23).......       31,716,094     32,990,640
       30,000,000 U.S. Treasury Note 5 3/8%
                   due 2/15/2006 (23).......       28,645,359     29,765,640
       40,000,000 U.S. Treasury Note 6 1/4%
                   due 2/15/2007 (23).......       40,337,456     41,375,040
       50,000,000 U.S. Treasury Zero Coupon
                   Strip due 11/15/2007
                   (a)(23)..................       28,666,918     28,709,800
       10,000,000 U.S. Treasury Note 8 3/4%
                   due 11/15/2008 (23)......       11,314,688     11,384,380
        5,000,000 U.S. Treasury Note 11 1/4%
                   due 2/15/2015 (23).......        7,791,406      7,815,630
                                               -------------- --------------
                                                  276,199,863    283,834,970
                                               -------------- --------------
                  NON U.S. DOLLAR
                   CONVERTIBLE BONDS (1.79%)
 CAD    8,001,000 InterTAN Inc. 9% due
                   8/30/2000 (13)...........        5,994,283      5,835,208
 CAD    1,000,000 William Resources 8% due
                   1/23/2002 (1)............          592,493        197,301
 CAD    1,600,000 Noranda Inc. 5% due
                   4/30/2007 (21)...........        1,010,321      1,099,250
 GBP    2,250,000 Lonrho Finance plc 6% due
                   2/27/2004 (21)...........        3,345,288      3,531,621
 GBP    2,500,000 BAA plc 5 3/4% due
                   3/29/2006 (9)............        4,161,067      4,803,005
 GBP   10,000,000 Berisford plc 5% due
                   1/31/2015 (12)...........        9,834,223     15,947,231
 FRF      336,581 Immobiliere Hoteliere 5%
                   due 1/01/2001 (19).......       12,768,597     12,293,706
 FRF       16,500 Gaumont SA 3 3/4% due
                   1/01/2003 (15)...........        1,444,974      1,466,667
 FRF       80,000 Alcatel Alsthom 2 1/2% due
                   1/01/2004 (21)...........       12,379,661     14,933,333
 ECU    2,250,000 Espirito Santo Financial
                   Group SA 8 3/4% due
                   4/10/2003 (17)...........        3,133,643      4,009,361
 JPY  375,000,000 Nippon Yusen Kabushiki 2%
                   due 9/29/2000 (9)........        4,255,535      2,959,452
 JPY  300,000,000 Hanshin Electric Railway
                   Co., Ltd. 1 1/2% due
                   9/30/2005 (9)............        2,379,958      2,061,198
 NZD    7,412,833 Shortland Properties
                   Limited 7 1/2% due
                   12/31/1998 (19)..........        3,480,838      3,258,057
                                               -------------- --------------
                                                   64,780,881     72,395,390
                                               -------------- --------------
                  NON U.S. DOLLAR BONDS AND
                   NOTES (3.10%)
 ITL2,700,000,000 Dresdner Bank Zero Coupon
                   due 7/19/2000 (a)(17)....        1,349,409      1,332,578
 ITL3,000,000,000 American International
                   Group 11.70% due
                   12/04/2001 (17)..........        2,019,528      2,018,122
 AUD   40,000,000 Queensland Treasury
                   Corporation 8% due
                   9/14/2007 (17)...........       29,927,289     30,318,202
 CAD    3,000,000 Canada 9 3/4% due
                   5/01/2000 (23)...........        2,231,394      2,306,373
 CAD    4,000,000 Province of Quebec 10 1/4%
                   due 10/15/2001 (23)......        2,982,663      3,256,879
 CAD    5,000,000 Province of Ontario 8 3/4%
                   due 4/22/2003 (23).......        3,912,073      4,044,358
 CAD    2,500,000 Bell Canada 8 1/2% due
                   6/09/2003 (18)...........        1,712,951      1,978,517
 ECU    3,000,000 Republic of France O.A.T.
                   6 3/4% due 4/25/2002
                   (23).....................        3,660,567      3,497,552
 DEM   15,635,000 Air Canada Variable Rate
                   Perpetual Notes (4 5/8% @
                   3/31/1998) (9)...........        6,226,295      5,733,694
 FRF   65,685,000 United Mexican States Par
                   6.63% due 12/31/2019
                   (23).....................        8,470,207      9,076,473
 FRF   37,500,000 Republic of Venezuela Par
                   7.71% due 3/31/2020 (23).        3,955,194      5,257,576
 GBP      750,000 Carlsberg Finance A/S 7%
                   due 2/26/2013 (12).......        1,280,676      1,278,704
 ESP  650,000,000 Banco Nacional de Comercio
                   Exterior 12.65% due
                   6/21/1998 (17)...........        5,052,673      4,191,777
 CHF    5,500,000 Carter Holt Harvey Finance
                   NV 5 7/8% due 10/16/2001
                   (3)......................        3,497,324      3,963,020
 CHF    6,000,000 Air Canada 6 1/4%
                   Perpetual Notes (9)......        1,829,511      3,901,606
 CHF    4,100,000 Scandinavian Airlines
                   System Variable Rate
                   Perpetual Notes
                   (3 5/8% @ 3/31/1998) (9).        1,920,638      2,100,562
 NZD    4,000,000 Telecom Corp. of New
                   Zealand 10% due 7/10/1998
                   (18).....................        2,233,897      2,212,782
 NZD   15,500,000 Trans Power Finance
                   Limited 8% due 3/15/2002
                   (18).....................       10,123,868      8,506,046
 NZD   34,500,000 New Zealand Government 10%
                   due 3/15/2002 (23).......       25,571,408     20,679,967
 NZD    6,581,000 Telecom Corp. of New
                   Zealand 9 1/4% due
                   7/01/2002 (18)...........        3,992,853      3,783,838
 NZD    2,850,000 State Bank of New South
                   Wales 8% due 4/01/2003
                   (17).....................        1,651,101      1,575,622
 NZD    2,000,000 Telecom Corp. of New
                   Zealand 7 1/2% due
                   7/14/2003 (18)...........        1,175,051      1,080,822
 ZAR   15,000,000 Republic of South Africa
                   13% due 8/31/2010 (23)...        2,920,710      2,951,056
                                               -------------- --------------
                                                  127,697,280    125,046,126
                                               -------------- --------------
                  TOTAL BONDS, NOTES AND
                   CONVERTIBLE BONDS........      819,722,068    867,340,092
                                               -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   PRINCIPAL                                        COST           VALUE
    AMOUNT                                        (NOTE 1)        (NOTE 1)
   ---------                                      --------        --------
              SHORT-TERM INVESTMENTS
               (13.36%)
 $ 20,563,000 Fiat Finance U.S.A., Inc.
               5.58% due 4/01/1998..........   $   20,563,000  $   20,563,000
   25,687,000 Fiat Finance U.S.A., Inc.
               5.52% due 4/02/1998..........       25,683,061      25,683,061
   13,425,000 Fiat Finance U.S.A., Inc.
               5.60% due 4/03/1998..........       13,420,823      13,420,823
   26,107,000 Deutsche Bank Financial, Inc.
               5.45% due 4/06/1998..........       26,087,238      26,087,238
   19,773,000 Carter Holt Harvey Limited 6%
               due 4/06/1998................       19,756,523      19,756,523
   10,000,000 Deutsche Bank Financial, Inc.
               5.50% due 4/06/1998..........        9,992,361       9,992,361
   20,000,000 Toshiba Capital (Asia) Limited
               5.55% due 4/07/1998..........       19,981,500      19,981,500
   12,646,000 Unilever Capital Corp. 5.41%
               due 4/07/1998................       12,634,598      12,634,598
   10,070,000 Fiat Finance U.S.A., Inc.
               5.65% due 4/08/1998..........       10,058,937      10,058,937
    7,995,000 Toshiba Capital (Asia) Limited
               5.60% due 4/08/1998..........        7,986,294       7,986,294
    4,000,000 Fiat Finance U.S.A., Inc.
               5.62% due 4/08/1998..........        3,995,629       3,995,629
      824,000 Toshiba Capital (Asia) Limited
               5.63% due 4/08/1998..........          823,098         823,098
   23,037,000 Fiat Finance U.S.A., Inc.
               5.57% due 4/09/1998..........       23,008,485      23,008,485
   11,650,000 Fiat Finance U.S.A., Inc.
               5.65% due 4/09/1998..........       11,635,373      11,635,373
   19,016,000 Deutsche Bank Financial, Inc.
               5.51% due 4/10/1998..........       18,989,805      18,989,805
      500,000 Toshiba Capital (Asia) Limited
               5.60% due 4/10/1998..........          499,300         499,300
   14,558,000 ING America Insurance Holding
               Co. 5.53% due 4/13/1998......       14,531,165      14,531,165
   10,000,000 Fiat Finance U.S.A., Inc.
               5.65% due 4/13/1998..........        9,981,167       9,981,167
    5,542,000 ING America Insurance Holding
               Co. 5.53% due 4/13/1998......        5,531,784       5,531,784
   14,866,000 ING America Insurance Holding
               Co. 5.48% due 4/14/1998......       14,836,582      14,836,582
    5,034,000 ING America Insurance Holding
               Co. 5.49% due 4/14/1998......        5,024,020       5,024,020
    9,545,000 Unilever Capital Corp. 5.47%
               due 4/15/1998................        9,524,696       9,524,696
   24,565,000 Fiat Finance U.S.A., Inc.
               5.63% due 4/16/1998..........       24,507,375      24,507,375
    1,550,000 Carter Holt Harvey Limited
               5.72% due 4/16/1998..........        1,546,306       1,546,306
   10,569,000 Deutsche Bank Financial, Inc.
               5.49% due 4/17/1998..........       10,543,212      10,543,212
   10,053,000 Deutsche Bank Financial, Inc.
               5.50% due 4/17/1998..........       10,028,426      10,028,426
    3,415,000 Carter Holt Harvey Limited
               5.72% due 4/17/1998..........        3,406,318       3,406,318
   17,470,000 Toshiba Capital (Asia) Limited
               5.55% due 4/20/1998..........       17,418,828      17,418,828
    8,925,000 Toshiba Capital (Asia) Limited
               5.61% due 4/20/1998..........        8,898,575       8,898,575
    8,664,000 Toshiba Capital (Asia) Limited
               5.57% due 4/20/1998..........        8,638,530       8,638,530
    6,300,000 Toshiba Capital (Asia) Limited
               5.55% due 4/20/1998..........        6,281,546       6,281,546
    5,566,000 Toshiba Capital (Asia) Limited
               5.60% due 4/20/1998..........        5,549,549       5,549,549
   15,731,000 Deutsche Bank Financial, Inc.
               5.50% due 4/21/1998..........       15,682,933      15,682,933
   14,038,000 Fiat Finance U.S.A., Inc.
               5.67% due 4/21/1998..........       13,993,780      13,993,780
    5,176,000 Fiat Finance U.S.A., Inc.
               5.70% due 4/21/1998..........        5,159,609       5,159,609
    9,560,000 Eksportfinans A/S 5.48% due
               4/22/1998....................        9,529,440       9,529,440
    8,400,000 ING America Insurance Holding
               Co. 5.57% due 4/22/1998......        8,372,707       8,372,707
   20,000,000 Fiat Finance U.S.A., Inc.
               5.66% due 4/23/1998..........       19,930,822      19,930,822
   15,065,000 Toshiba Capital (Asia) Limited
               5.53% due 4/23/1998..........       15,014,089      15,014,089
   10,800,000 Toshiba Capital (Asia) Limited
               5.57% due 4/23/1998..........       10,763,238      10,763,238
    5,510,000 Eksportfinans A/S 5.50% due
               4/23/1998....................        5,491,480       5,491,480
   18,803,000 Deutsche Bank Financial, Inc.
               5.45% due 4/24/1998..........       18,737,529      18,737,529
      264,000 Toshiba Capital (Asia) Limited
               5.60% due 4/24/1998..........          263,056         263,056
   18,000,000 Toshiba Capital (Asia) Limited
               5.49% due 4/27/1998..........       17,928,630      17,928,630
   10,000,000 Unilever Capital Corp. 5.48%
               due 5/01/1998................        9,954,333       9,954,333
    3,735,000 Toshiba Capital (Asia) Limited
               5.57% due 5/12/1998..........        3,711,307       3,711,307
    1,665,000 Toshiba Capital (Asia) Limited
               5.57% due 5/12/1998..........        1,654,438       1,654,438
    1,800,000 Toshiba Capital (Asia) Limited
               5.57% due 5/19/1998..........        1,786,632       1,786,632
                                               --------------  --------------
              TOTAL SHORT-TERM INVESTMENTS..      539,338,127     539,338,127
                                               --------------  --------------
              TOTAL INVESTMENTS (98.91%)....   $3,493,327,739* $3,991,325,785**
                                               ==============
              Other assets in excess of
               liabilities (1.09%)..........                       44,128,453
                                                               --------------
              Net assets (100.00%)..........                   $4,035,454,238
                                                               ==============

                        SoGen International Fund, Inc.

                       NOTES TO SCHEDULE OF INVESTMENTS
                                MARCH 31, 1998
* At March 31, 1998 cost is substantially identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at March 31, 1998, based on cost for federal income tax purposes, was approximately $748,568,342 and $250,140,022, respectively (net appreciation was $498,428,320).

FOREIGN CURRENCIES           INDUSTRY CLASSIFICATIONS
------------------           ------------------------
CAD--Canadian Dollar          (1) Metals & Minerals   (13) Distribution
GBP--Pound Sterling           (2) Energy              (14) Health Care
FRF--French Franc             (3) Forest Products     (15) Media
ECU--European Currency Unit   (4) Agriculture         (16) Services
JPY--Japanese Yen             (5) Automotive          (17) Financial Institutions
NZD--New Zealand Dollar       (6) Building Materials  (18) Utilities
ITL--Italian Lira             (7) Capital Goods       (19) Real Estate
AUD--Australian Dollar        (8) Chemicals           (20) Holding Companies
DEM--Deutsche Mark            (9) Transportation      (21) Conglomerate
ESP--Spanish Peseta          (10) Electronics         (22) Investment Companies
CHF--Swiss Franc             (11) Technology          (23) Government Issues
ZAR--South African Rand      (12) Consumer Products

BOND TYPES
----------

FRN--Floating Rate Note
FRB--Floating Rate Bond
DCB--Debt Conversion Bond
"C'--Capitalization
PDI--Past Due Interest

                        SoGen International Fund, Inc.

                                MARCH 31, 1998
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting se-curities. Following is a summary of transactions with each such affiliate for the year ended March 31, 1998.

                              PURCHASES           SALES      REALIZED  DIVIDEND
       AFFILIATE          SHARES      COST    SHARES  COST     GAIN     INCOME
--------------------------------------------------------------------------------
San Juan Basin Royalty
 Trust                     485,000 $3,855,230     --      --      --  $3,223,489
North European Oil Roy-
 alty Trust                 35,000    545,413     --      --      --     735,482
Kaiser Ventures Inc.            --         --     --      --      --          --
Lawter International,
 Inc.                      187,200  2,143,607  1,500 $10,290 $ 7,620     921,000
LeaRonal, Inc. +           282,250         -- 21,750 177,831 406,632     434,433
Zero Corporation                --         --     --      --      --     138,780
BEI Medical Systems,
 Inc.                           --         --     --      --      --      16,000
Aydin Corporation          175,000  1,881,250     --      --      --          --
Baldwin Piano and Organ
 Company                        --         --  3,000  33,750  16,998          --
UniFirst Corporation        10,000    233,694     --      --      --      90,300
East Texas Financial
 Services, Inc. ++          42,500         --     --      --      --      17,000
Redwood Financial, Inc.         --         --  6,000  52,500  25,497          --
First Federal Financial
 Bancorp, Inc.                  --         --     --      --      --       8,793
Emin Leydier                    --         --     --      --      --     229,558
NSC Groupe                   1,000    130,421     --      --      --     156,048
La Brosse et DuPont             --         --     --      --      --     246,442
Sabeton SA                      --         --     --      --      --      85,749
C.E.E. (Continentale
 d'Equipements
 Electriques)                   --         --     --      --      --         --
VAE AG                       2,500    239,386     --      --      --     197,848
European City Estates       50,000    676,615     --      --      --      88,643
Tasman Agriculture Lim-
 ited                      916,600    474,719     --      --      --      79,072
Evergreen Forests Lim-
 ited                    9,500,000  3,619,835     --      --      --          --
Damba Holdings Limited          --         --     --      --      --          --
Apple Fields Limited            --         --     --      --      --          --

  + 3 for 2 stock split on August 20, 1997.
  ++3 for 2 stock split on March 26, 1998.
(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e) Security for which there are less than three market makers.
(f) In default as to principal and interest.
--------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998

ASSETS:
  Investments, at value (Note 1):
    Common and preferred stock (identified cost,
     $2,134,267,544)........................................... $2,584,647,566
    Bonds, notes and convertible bonds (identified cost,
     $819,722,068).............................................    867,340,092
    Short-term investments (amortized cost, $539,338,127)......    539,338,127
                                                                --------------
      Total investments (cost, $3,493,327,739).................  3,991,325,785
  Cash.........................................................        867,924
  Receivable for forward currency contracts held, at value
   (Notes 1 and 6).............................................     33,584,644
  Receivable for investment securities sold....................      5,657,519
  Receivable for Fund shares sold..............................      3,015,904
  Accrued interest and dividends receivable....................     22,682,172
  Prepaid expenses and other assets............................         13,890
                                                                --------------
      TOTAL ASSETS.............................................  4,057,147,838
                                                                --------------
LIABILITIES:
  Payable for forward currency contracts held, at value (Notes
   1 and 6)....................................................      1,252,698
  Payable for investment securities purchased..................      1,877,968
  Payable for Fund shares redeemed.............................      7,088,151
  Investment advisory fees payable (Note 2)....................      7,474,481
  Distribution fees payable (Note 3)...........................      2,416,726
  Directors' fees payable (Note 2).............................         31,200
  Accrued expenses and other liabilities.......................      1,552,376
                                                                --------------
      TOTAL LIABILITIES........................................     21,693,600
                                                                --------------
NET ASSETS:
  Capital stock (par value, $0.001 per share)..................        147,176
  Capital surplus..............................................  3,344,533,339
  Net unrealized appreciation (depreciation) on:
    Investments................................................    497,998,046
    Forward currency contracts.................................     32,331,946
    Foreign currency related transactions......................       (276,995)
  Undistributed net realized gains on investments..............    107,472,676
  Undistributed net investment income..........................     53,248,050
                                                                --------------
      NET ASSETS (Note 1)...................................... $4,035,454,238
                                                                ==============
NET ASSET VALUE PER SHARE (based on 147,175,681 shares out-
 standing: 250,000,000 shares authorized) (Note 5)............. $        27.42
                                                                ==============
MAXIMUM OFFERING PRICE PER SHARE ($27.42/96.25%)............... $        28.49
                                                                ==============

--------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME:
  Income:
    Interest (net of $142,616 foreign taxes withheld)........... $107,407,000
    Dividends (net of $3,497,714 foreign taxes withheld)........   56,750,618
                                                                 ------------
      Total income from operations..............................  164,157,618
                                                                 ------------
  Expenses:
    Investment advisory fees (Note 2)...........................   30,954,079
    Distribution fees (Note 3)..................................   10,136,493
    Shareholder servicing agent fees............................    4,005,358
    Custodian fees..............................................    2,919,135
    Printing....................................................      294,108
    Registration and filing fees................................      203,904
    Audit fees..................................................      138,248
    Insurance...................................................       84,186
    Directors' fees (Note 2)....................................       39,000
    Legal fees..................................................       34,863
    Miscellaneous...............................................       91,926
                                                                 ------------
      Total expenses from operations............................   48,901,300
                                                                 ------------
  Expense reduction due to earnings credits (Note 1)............     (112,353)
                                                                 ------------
      Net expenses from operations..............................   48,788,947
                                                                 ------------
  Net investment income (Note 1)................................  115,368,671
                                                                 ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CUR-
 RENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
  Net realized gains from:
    Investment transactions.....................................  271,186,337
    Foreign currency related transactions.......................   93,187,359
                                                                 ------------
                                                                  364,373,696
                                                                 ------------
  Change in unrealized appreciation (depreciation) of:
    Investments.................................................   66,555,356
    Foreign currency related transactions.......................   (9,923,914)
                                                                 ------------
                                                                   56,631,442
                                                                 ------------
  Net gain on investments and foreign currency related transac-
   tions........................................................  421,005,138
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $536,373,809
                                                                 ============

--------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR             YEAR
                                                    ENDED           ENDED
                                                  MARCH 31,       MARCH 31,
                                                    1998             1997
                                               ---------------  --------------
OPERATIONS:
  Net investment income....................... $   115,368,671  $  107,822,757
  Net realized gains from investments and
   foreign currency related transactions......     364,373,696     163,003,755
  Increase in unrealized appreciation of
   investments and foreign currency related
   transactions...............................      56,631,442      47,905,237
                                               ---------------  --------------
      Net increase in net assets resulting
       from operations........................     536,373,809     318,731,749
                                               ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends paid from net investment income...    (193,856,290)   (147,082,938)
  Distributions paid from net realized gains
   from investment transactions...............    (209,531,019)    (99,862,032)
                                               ---------------  --------------
      Decrease in net assets resulting from
       distributions..........................    (403,387,309)   (246,944,970)
                                               ---------------  --------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from shares sold...............     636,061,215   1,078,060,516
  Net asset value of shares issued for
   reinvested dividends and distributions.....     376,079,758     236,027,103
  Cost of shares redeemed.....................  (1,017,481,210)   (511,534,573)
                                               ---------------  --------------
      (Decrease) increase in net assets from
       Fund share transactions................      (5,340,237)    802,553,046
                                               ---------------  --------------
      Net increase in net assets..............     127,646,263     874,339,825
NET ASSETS (NOTE 1):
  Beginning of year...........................   3,907,807,975   3,033,468,150
                                               ---------------  --------------
  End of year (including undistributed net
   investment income of $49,638,071 and
   $34,938,331, respectively.)................ $ 4,035,454,238  $3,907,807,975
                                               ===============  ==============

--------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen International Fund, Inc. (the "Fund") is a diversified open-end manage-ment investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting policies adhered to by the Fund.

  A) SECURITY VALUATION--The Fund invests in domestic and foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities, except bonds, for which market quota-tions are available on a national securities exchange in the United States or a securities exchange abroad, are valued at their last sale price on the last business day of the period reported or, in the absence of a sale on that date, at the mean between the closing bid and asked prices. All over-the-counter se-curities, except bonds, for which market quotations are readily available, are valued at the mean between the last bid and asked prices in the over-the-counter market in the United States or abroad, except if such unlisted security is among the NASDAQ designated "Tier 1" securities, in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. All other securities are valued at fair value as determined by the Board of Directors.

  B) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that por-tion of gains and losses on investments which is due to changes in foreign ex-change rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains or losses on debt obligations.

  C) FORWARD CURRENCY CONTRACTS--In connection with purchases and sales of se-curities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the re-lated foreign security trades, the Fund could be exposed to foreign currency fluctuations.

  D) SECURITY TRANSACTIONS AND INCOME--Security transactions are recorded on the trade date. The specific identification method is used in determining the cost of securities and gains or losses on sales of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income the Fund amortizes discounts on debt obligations; however, it does not amortize premiums.

                         SoGen International Fund, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

  E) UNITED STATES INCOME TAXES--No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on in-vestments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment compa-ny. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  F) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statement of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains on investments under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amount of $96,797,338. In addition, a reclassification has been made to increase undis-tributed net realized gains on investments and to decrease capital surplus in the amount of $694,744. These reclassifications have no impact on the net as-sets of the Fund.

  G) EXPENSES--Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest on balances with such service providers.

  H) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of reve-nues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under an investment advisory agreement with the Fund, which became effective on April 26, 1990. Societe Generale Asset Management Corp. ("SGAM Corp.") re-ceives an annual fee equal to the sum of 1% of the first $25,000,000 of the av-erage daily value of the Fund's net assets and 0.75% of the average daily value of the Fund's net assets in excess of 25,000,000; the fee is payable quarterly in amounts equal to 0.25% and 0.1875%, respectively, of the average daily value of the net assets of the Fund during the preceding quarter. In return, SGAM Corp. provides the Fund with advisory services and pays certain Fund expenses, including salaries and office costs. For the year ended March 31, 1998, the Fund's investment advisory fees paid or payable to SGAM Corp. were $30,954,079.

  For the year ended March 31, 1998, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $1,208,699 in dealer's and under-writer's commissions after reallowance to others. Societe Generale, a stock-holder of SGAM Corp. and SGSC, received dealer's commissions of $52,682. For the same period, Societe Generale or its affiliates received $103,244 in bro-ker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Fund or an employee of SGAM Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. Such fees amounted to $39,000 for the year ended March 31, 1998.

NOTE 3--PLAN OF DISTRIBUTION

  The Fund has a Distribution Plan and Agreement (the "Plan") with SGSC, pursu-ant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund pays SGSC, quarterly, a distribution fee of up to, on an an-nual basis, 0.25% of the average daily net asset value of the Fund. Under the Plan, SGSC must apply the full amount of fees received from the Fund to actual distribution

                         SoGen International Fund, Inc.

NOTE 3--PLAN OF DISTRIBUTION (continued)

expenses incurred during the fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of advertising costs and the payment for the preparation, printing and distribution of prospectuses to pro-spective investors. The Plan, which became effective on November 14, 1985, ex-cludes for the purpose of calculating the average daily net asset value for payment of the fee, Fund assets attributable to Fund shares outstanding before that date and any subsequent dividends and distributions thereon.

  SGSC bears the Fund's distribution costs to the extent they exceed payments under the Plan. For year ended March 31, 1998, the Fund's distribution fees paid or payable to SGSC were $10,136,493.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the year ended March 31, 1998, the aggregate cost of purchases and proceeds from sales of investments, excluding U.S. Government obligations and short-term securities, totaled $574,584,530 and $688,117,290, respectively. During the same period, the cost of purchases and proceeds from sales of U.S. Government obligations totaled $157,685,383 and $5,000,000, respectively.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                                    YEAR ENDED     YEAR ENDED
                                                  MARCH 31, 1998 MARCH 31, 1997
                                                  -------------- --------------
   Shares sold...................................   22,874,430     40,217,314
   Shares issued for reinvested dividends and
    distributions................................   14,971,308      9,109,524
   Shares redeemed...............................  (37,127,256)   (19,146,974)
                                                   -----------    -----------
   Net increase..................................      718,482     30,179,864
                                                   ===========    ===========

                         SoGen International Fund, Inc.

NOTE 6--COMMITMENTS

  As of March 31, 1998, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $32,331,946.

TRANSACTION HEDGES:

Foreign Currency Purchases

SETTLEMENT                                                                      UNREALIZED      UNREALIZED
 DATES              FOREIGN CURRENCY          U.S. $ VALUE AT  U.S. $ TO BE   APPRECIATION AT DEPRECIATION AT
 THROUGH             TO BE RECEIVED           MARCH 31, 1998     DELIVERED    MARCH 31, 1998  MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
4/03/98            645,129 French Franc        $    104,263    $    104,060     $       203
4/08/98            769,250 Pound Sterling         1,287,917       1,287,801             116              --
4/01/98          4,855,005 Japanese Yen              36,456          37,671                     $    (1,215)
                                               ------------    ------------     -----------     -----------
                                                  1,428,636       1,429,532             319          (1,215)
                                               ------------    ------------     -----------     -----------

Foreign Currency Sales

SETTLEMENT                                                                      UNREALIZED      UNREALIZED
 DATES              FOREIGN CURRENCY           U.S. $ TO BE   U.S. $ VALUE AT APPRECIATION AT DEPRECIATION AT
 THROUGH             TO BE DELIVERED             RECEIVED     MARCH 31, 1998  MARCH 31, 1998  MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
4/02/98          2,327,304 Canadian Dollar        1,637,401       1,639,928             --           (2,527)
4/03/98            577,002 Swiss Franc              379,392         378,996             396             --
4/30/98          5,286,204 French Franc             853,922         854,336             --             (414)
4/07/98        955,558,875 Italian Lira             524,500         524,744             --             (244)
4/02/98          2,170,469 Swedish Krona            273,149         271,038           2,111             --
                                               ------------    ------------     -----------     -----------
                                                  3,668,364       3,669,042           2,507          (3,185)
                                               ------------    ------------     -----------     -----------

PORTFOLIO HEDGES:

SETTLEMENT                                                                      UNREALIZED      UNREALIZED
  DATES             FOREIGN CURRENCY           U.S. $ TO BE   U.S. $ VALUE AT APPRECIATION AT DEPRECIATION AT
 THROUGH             TO BE DELIVERED             RECEIVED     MARCH 31, 1998  MARCH 31, 1998  MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
 6/11/98        40,737,000 Australian Dollar     27,366,390      26,941,415         424,975             --
 9/10/98       167,824,000 Swiss Franc          120,340,460     115,545,688       4,794,772             --
 9/17/98       178,211,500 Deutsche Mark        112,361,255     109,982,948       2,378,307             --
 6/22/98       732,225,000 Spanish Peseta         4,780,161       4,681,446          98,715             --
 9/22/98     1,146,922,000 French Franc         206,027,788     207,265,018             --       (1,237,230)
10/01/98           381,000 Pound Sterling           632,346         643,414             --          (11,068)
11/13/00    24,216,398,000 Japanese Yen         212,911,443     194,387,116      18,524,327             --
 4/03/98        94,443,000 New Zealand Dollar    59,582,979      52,222,257       7,360,722             --
                                               ------------    ------------     -----------     -----------
                                                744,002,822     711,669,302      33,581,818      (1,248,298)
                                               ------------    ------------     -----------     -----------
                                               $749,099,822    $716,767,876     $33,584,644     $(1,252,698)
                                               ============    ============     ===========     ===========

NOTE 7--SUBSEQUENT EVENT

  On April 24, 1998 the Board of Directors of the Fund approved a plan to reor-ganize the Fund as a newly formed portfolio of SoGen Funds, Inc. Such proposal has been submitted to shareholders for approval at a special meeting of share-holders to be held on July 17, 1998.

                        SoGen International Fund, Inc.

                             FINANCIAL HIGHLIGHTS

                                          YEAR ENDED MARCH 31,
                                   --------------------------------------------
                                    1998      1997      1996      1995    1994
                                   ------    ------    ------    ------  ------
SELECTED PER SHARE DATA
Net asset value, beginning of
 year............................  $26.68    $26.09    $23.20    $23.32  $20.12
                                   ------    ------    ------    ------  ------
Income from investment opera-
 tions:
  Net investment income..........    1.47      1.03      1.06      0.10    0.53
  Net realized and unrealized
   gains on investments..........    2.10      1.39      3.37      0.49    3.37
                                   ------    ------    ------    ------  ------
    Total from investment opera-
     tions.......................    3.57      2.42      4.43      0.59    3.90
                                   ------    ------    ------    ------  ------
Less distributions:
  Dividends from net investment
   income........................   (1.36)    (1.09)    (0.81)    (0.15)  (0.47)
  Distributions from capital
   gains.........................   (1.47)    (0.74)    (0.73)    (0.56)  (0.23)
                                   ------    ------    ------    ------  ------
    Total distributions..........   (2.83)    (1.83)    (1.54)    (0.71)  (0.70)
                                   ------    ------    ------    ------  ------
Net asset value, end of year.....  $27.42    $26.68    $26.09    $23.20  $23.32
                                   ======    ======    ======    ======  ======
TOTAL RETURN*....................   14.35%     9.48%    19.57%     2.63%  19.50%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (mil-
 lions)..........................  $4,035    $3,908    $3,033    $1,922  $1,781
Ratio of operating expenses to
 average net assets..............    1.18%**   1.21%**   1.25%**   1.26%   1.28%
Ratio of net investment income to
 average net assets..............    2.80%**   3.08%**   3.71%**   2.70%   2.34%
Portfolio turnover rate..........   20.63%    12.85%     9.64%    12.96%  23.96%
Average commission rate paid +...  $0.028    $0.003    $0.013       --      --

--------
 * Does not give effect to deduction of the sales load.
** The ratio of operating expenses to average net assets for the years ended
   March 31, 1998, 1997 and 1996 would have been 1.19%, 1.21% and 1.25%, re-
   spectively without the effect of earnings credits. The ratio of net invest-ment income to average net assets for the years ended March 31, 1998, 1997 and 1996 would have been 2.80%, 3.08% and 3.71%, respectively without the effect of earnings credits.
+ Average commission rate paid is expressed on a per share basis. Not all com-missions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to Securities and Ex-change Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.
--------
See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of SoGen International Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of SoGen International Fund, Inc., including the schedule of investments, as of March 31, 1998, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibil-ity of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SoGen International Fund, Inc., as of March 31, 1998, the results of its opera-tions for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with generally accepted accounting principles.

                                     /s/ KPMG Peat Marwick LLP

New York, New York
May 15, 1998

                         SoGen International Fund, Inc.

                                TAX INFORMATION
                        FISCAL YEAR ENDED MARCH 31, 1998
                                  (UNAUDITED)

  The following tax information represents the designation of various tax bene-fits relating to the fiscal year ended March 31, 1998.

  The percentage of investment company taxable income eligible for the divi-dends received deduction available to certain corporate shareholders with re-spect to the fiscal year ended March 31, 1998 is 6.79%

  Capital gains distributions paid to shareholders by the Fund during the fis-cal year ended March 31, 1998, whether taken in shares or in cash, were desig-nated as follows:

      28% Long-term capital gains  $ 74,120,031
      20% Long-term capital gains  $114,030,270

  For the fiscal year ended March 31, 1998, the foreign source income received by the Fund from sources within foreign countries and possessions of the United States was $0.4794 per share (representing a total of $70,556,211). The total amount of taxes paid by the Fund to such countries was $0.0248 per share (rep-resenting a total of $3,646,647).

  For the fiscal year ended March 31, 1998, 3.23% of the Fund's dividends paid from ordinary income were derived from interest on direct obligations of the United States government. In addition, during each of the Fund's fiscal quar-ters, the percentage of the fair market value of the Fund's assets represented by direct obligations of the United States government did not exceed 50%.

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

                        SoGen International Fund, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS
Philippe Collas                Dominique Raillard
Jean-Marie Eveillard           Nathan Snyder
Fred J. Meyer

OFFICERS

Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean J. McKeown..................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                        UNDERWRITER
Societe Generale Asset Management Corp.   Societe Generale Securities
1221 Avenue of the Americas               Corporation
New York, NY 10020                        1221 Avenue of the Americas
                                          New York, NY 10020


LEGAL COUNSEL
Dechert Price & Rhoads                    INDEPENDENT AUDITORS
30 Rockefeller Plaza                      KPMG Peat Marwick LLP
New York, NY 10112                        345 Park Avenue
                                          New York, NY 10154


DOMESTIC CUSTODIAN
Investors Fiduciary Trust Company         GLOBAL CUSTODIAN
801 Pennsylvania                          The Chase Manhattan Bank
Kansas City, MO 64105                     4 Chase MetroTech Center
                                          Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Interna-tional Fund, Inc.

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                                The SoGen Funds

                1221 Avenue of the Americas, New York, NY 10020